Financial income (expense) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Interest income	$ 2,425	$ 435	$ 4,852	$ 901
Interest expense:
Interest expense	(2,759)	(2,160)	(5,613)	(4,369)
Commitment fees	(301)	(364)	(599)	(1,220)
Amortization of debt issuance cost	(650)	(1,913)	(1,296)	(2,399)
Capitalized interest	0	2,181	0	5,447
Total interest expense	(3,710)	(2,256)	(7,510)	(2,354)
Gain (loss) on derivative instruments	(8)	0	113	0
Other items, net:
Foreign exchange gain (loss)	(246)	(42)	(672)	(63)
Bank charges and fees and other	(13)	0	(14)	(1)
Withholding tax on interest expense and other	(675)	(589)	(1,348)	(1,038)
Total other items, net	(934)	(631)	(2,034)	(1,102)
Total financial income (expense), net	$ (2,227)	$ (2,452)	$ (4,579)	$ (2,555)